Eaton Vance

Worldwide Health Sciences Fund

November 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Biotechnology — 10.6%
AbbVie, Inc.	462,317	$53,295,904
Abcam PLC(1)	237,947	5,355,847
Argenx SE ADR(1)	14,886	4,156,320
Blueprint Medicines Corp.(1)	51,234	4,928,711
CSL, Ltd.	119,726	26,032,920
Moderna, Inc.(1)	16,712	5,889,810
Neurocrine Biosciences, Inc.(1)	210,577	17,530,535
Travere Therapeutics, Inc.(1)	121,514	3,469,225

		$120,659,272

Containers & Packaging — 0.5%
AptarGroup, Inc.	44,675	$5,342,683

		$5,342,683

Health Care Equipment — 16.8%
Abbott Laboratories	322,792	$40,597,550
Boston Scientific Corp.(1)	417,769	15,904,466
Edwards Lifesciences Corp.(1)	158,830	17,044,047
Envista Holdings Corp.(1)	311,021	12,067,615
Fisher & Paykel Healthcare Corp., Ltd.	306,830	6,942,199
Inari Medical, Inc.(1)	151,170	12,477,572
Intuitive Surgical, Inc.(1)	117,429	38,086,922
Ortho Clinical Diagnostics Holdings PLC(1)	764,172	14,626,252
Straumann Holding AG	4,413	9,381,805
Tandem Diabetes Care, Inc.(1)	99,362	12,770,004
Teleflex, Inc.	39,117	11,634,178

		$191,532,610

Health Care Services — 2.8%
Accolade, Inc.(1)	152,078	$3,903,842
Agiliti, Inc.(1)	702,673	14,798,294
LHC Group, Inc.(1)	62,560	7,176,883
R1 RCM, Inc.(1)	275,354	6,558,932

		$32,437,951

Health Care Supplies — 3.6%
Alcon, Inc.	223,253	$17,634,466
Asahi Intecc Co., Ltd.	255,800	5,606,888
Cooper Cos., Inc. (The)	29,764	11,205,253
Pulmonx Corp.(1)	186,189	6,013,905

		$40,460,512

Security	Shares	Value
Health Care Technology — 2.2%
JMDC, Inc.(1)	150,000	$11,988,671
Veeva Systems, Inc., Class A(1)	46,863	13,242,547

		$25,231,218

Life Sciences Tools & Services — 14.6%
10X Genomics, Inc., Class A(1)	49,707	$7,595,727
Agilent Technologies, Inc.	82,139	12,394,775
Danaher Corp.	148,874	47,883,833
Lonza Group AG	24,002	19,353,951
PolyPeptide Group AG(1)(2)	74,841	10,148,046
Thermo Fisher Scientific, Inc.	81,915	51,838,269
Waters Corp.(1)	50,487	16,563,270

		$165,777,871

Managed Health Care — 9.3%
Anthem, Inc.	52,217	$21,212,112
UnitedHealth Group, Inc.	190,296	84,533,289

		$105,745,401

Pharmaceuticals — 39.2%
AstraZeneca PLC	379,106	$41,563,193
Bristol-Myers Squibb Co.	453,800	24,337,294
Dechra Pharmaceuticals PLC	138,439	9,309,460
Eli Lilly & Co.	201,857	50,068,610
Johnson & Johnson	530,197	82,673,618
Merck & Co., Inc.	229,777	17,212,595
Novartis AG	136,602	10,887,963
Novo Nordisk A/S, Class B	389,197	41,663,526
Pfizer, Inc.	359,209	19,300,300
Roche Holding AG PC	159,632	62,321,954
Royalty Pharma PLC, Class A	320,270	12,737,138
Sanofi	393,094	37,368,422
Zoetis, Inc.	167,945	37,290,508

		$446,734,581

Total Common Stocks (identified cost $713,087,341)		$1,133,922,099

Convertible Preferred Stocks — 0.2%

Security	Shares	Value
Biotechnology — 0.2%
Caris Life Sciences, Inc., Series D(1)(3)(4)	370,370	$2,699,997

Total Convertible Preferred Stocks (identified cost $3,000,000)		$2,699,997

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(5)	647,231	$647,166

Total Short-Term Investments (identified cost $647,166)		$647,166

Total Investments — 99.9% (identified cost $716,734,507)		$1,137,269,262

Other Assets, Less Liabilities — 0.1%		$1,466,110

Net Assets — 100.0%		$1,138,735,372

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2021, the aggregate value of these securities is $10,148,046 or 0.9% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Restricted security.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2021.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	71.6%	$814,964,539
Switzerland	10.5	119,580,139
United Kingdom	6.0	68,965,638
Denmark	3.7	41,663,526
France	3.3	37,368,422
Australia	2.3	26,032,920
Japan	1.5	17,595,559
New Zealand	0.6	6,942,199
Netherlands	0.4	4,156,320

Total Investments	99.9%	$1,137,269,262

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Fund did not have any open derivative instruments at November 30, 2021.

Restricted Securities

At November 30, 2021, the Fund owned the following security (representing 0.2% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Convertible Preferred Stocks
Caris Life Sciences, Inc., Series D	5/12/21	370,370	$3,000,000	$2,699,997

Total Convertible Preferred Stocks			$3,000,000	$2,699,997

Total Restricted Securities			$3,000,000	$2,699,997

At November 30, 2021, the value of the Fund’s investment in affiliated funds was $647,166, which represents 0.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$6,140,576	$29,914,471	$(35,407,726)	$(155)	$—	$647,166	$181	647,231

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Biotechnology	$89,270,505	$31,388,767		$—	$120,659,272
Containers & Packaging	5,342,683	—		—	5,342,683
Health Care Equipment	175,208,606	16,324,004		—	191,532,610
Health Care Services	32,437,951	—		—	32,437,951
Health Care Supplies	17,219,158	23,241,354		—	40,460,512
Health Care Technology	13,242,547	11,988,671		—	25,231,218
Life Sciences Tools & Services	136,275,874	29,501,997		—	165,777,871
Managed Health Care	105,745,401	—		—	105,745,401
Pharmaceuticals	243,620,063	203,114,518		—	446,734,581
Total Common Stocks	$818,362,788	$315,559,311	**	$—	$1,133,922,099
Convertible Preferred Stocks	$—	$—		$2,699,997	$2,699,997
Short-Term Investments	—	647,166		—	647,166
Total Investments	$818,362,788	$316,206,477		$2,699,997	$1,137,269,262

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended November 30, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.